Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Consolidated net assets	¥ 347,872	¥ 231,277
PRC [Member]
Registered capital percentage	50.00%
WFOE [Member]
Registered capital percentage	50.00%